Background and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 26, 2014 Country	Jun. 28, 2013
Schedule of Basis of Presenation [Line Items]
Number of countries in which entity has sales presence			65
Distribution ratio			0.125	0.125
Stock outstanding after distribution (in shares)	57,713,390		115,929,588	57,694,885
Ordinary shares, par value (in usd per share)	$ 0.20		$ 0.20	$ 0.20
Preferred shares, shares authorized (in shares)	500,000,000		500,000,000
Preferred shares, par value (in usd per share)	$ 0.20		$ 0.20
Preferred shares, shares issued (in shares)	0		0
Preferred shares, shares outstanding (in shares)	0		0
Covidien | Selling, general and administrative
Schedule of Basis of Presenation [Line Items]
Allocated expenses	$ 39.6	$ 49.2